Revenues (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total revenue		$ 7,070	$ 5,100	$ 829
USA [Member]
Statement Line Items [Line Items]
Total revenue		3,367	2,727	481
Asia Pacific [Member]
Statement Line Items [Line Items]
Total revenue		1,591	1,239	156
Europe and Israel [Member]
Statement Line Items [Line Items]
Total revenue	[1]	$ 2,112	$ 1,134	$ 192

[1]	The Company combined all consumables revenues into the Europe and Israel geography, due to immateriality of the amounts.